Net Income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2016
Net Income Loss Per Share Tables
Net Income (loss) per share
	2016	2015	2014
Comprehensive Income/(loss) for the year	$(9,099,562)	$10,540,228	$(1,563,361)

Weighted average number of shares
outstanding for the year:
Basic	53,562,155	47,782,647	44,375,540
Additional shares related to assumed
Exercise of Stock options under the
Treasury stock method (see (i))	-	1,258,736	-

Diluted	53,562,155	49,041,383	44,375,540

Net Income (loss) per share – Basic	$ (0.17)	$ 0.22	$ (0.04)
Net Income (loss) per share – Diluted	$ (0.17)	$ 0.21	$ (0.04)